Angel Oak Mortgage Trust 2019-5 ABS-15G

Exhibit 99.11

Client Name:	Angel Oak
Client Project Name:	AOMT 2019-5
Start - End Dates:	2/15/2019 - 4/26/2019
Deal Loan Count:	10

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Total				4

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